Commitments and contingencies - Income tax declaration for 2014 (Details)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 PEN (S/)	Mar. 15, 2021 USD ($)	Mar. 15, 2021 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 PEN (S/)
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized	$ 252,157,000,000,000
Contingent liability	9,902,000	S/ 39,590,000			$ 10,871,000	S/ 43,462,000
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Contingent liability	$ 2,626,000	S/ 10,500,000
SUNAT. | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized			$ 34,826,000	S/ 139,235,000
SUNAT. | Year 2014 [Member] | Open tax procedure
Disclosure of Commitments and contingencies [Line Items]
Declared tax deductions not recognized							$ 23,736,000	S/ 94,898,000